K&L Gates LLP

70 W. Madison, Suite 3100

Chicago, IL 60602

312-372-1121

April 30, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	State Farm Variable Product Trust
Money Market Fund Large Cap Equity Index Fund
Small Cap Equity Index Fund International Equity Index Fund Large Cap Equity Fund Small/Mid Cap Equity Fund International Equity Fund Bond Fund Stock and Bond Balanced Fund

File Nos. 333-22467; 811-08073 Post-Effective Amendment No. 25

Ladies and Gentlemen:

We have acted as counsel to State Farm Variable Product Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP

K&L Gates LLP